Cover	Jan. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2026
Entity File Number	1-11083
Entity Registrant Name	BOSTON SCIENTIFIC CORPORATION
Entity Central Index Key	0000885725
Entity Tax Identification Number	04-2695240
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Boston Scientific Way
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752-1234
City Area Code	(508)
Local Phone Number	683-4000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value per share
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BSX
Security Exchange Name	NYSE
0.625% Senior Notes due 2027
Title of 12(b) Security	0.625% Senior Notes due 2027
Trading Symbol	BSX27
Security Exchange Name	NYSE